Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Currently Payable, Federal			$ 3,794	$ 34,867	$ 67,702
Currently Payable, State			1,718	5,255	8,387
Currently Payable, Foreign			1,359	1,305	1,614
Total currently payable			6,871	41,427	77,703
Deferred, net-Federal			(8,709)	(9,554)	(20,929)
Deferred, net-State			150	(779)	(1,778)
Deferred, net-Foreign			(341)	(291)	(455)
Total deferred, net	$ (5,093)	$ 4,280	(8,900)	(10,624)	(23,162)
Provision for income taxes	$ (15,211)	$ (4,328)	$ (2,029)	$ 30,803	$ 54,541